Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation
Schedule of amendments to IFRS

Effective in 2020

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1 IAS 8	Definition of Material (issued on 31 October 2018)	1 January 2020	1 January 2020

Various	Amendments to Reference to the Conceptual Framework in IFRS Standards (issued on 29 March 2018)	1 January 2020	1 January 2020

IFRS 3	Amendment to IFRS 3 Business Combination (issued on 22 October 2018)	1 January 2020	1 January 2020
IFRS 9
IAS 39	Interest rate Benchmark Reform (issued on 26 September 2019)	1 January 2020	1 January 2020
IFRS 7
IFRS 16	Covid 19 - Related Rent concessions (issued on 28 May 2020)	1 June 2020	1 June 2020

Effective in 2021

Mandatory application for annual periods
beginning on or after
Standards		EU effective date	IASB effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)	1 January 2021	1 January 2021
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)	1 January 2021	1 January 2021
IFRS 16	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021)	1 April 2021	1 April 2021

Effective in 2022

The following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force in 2022 and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
Amendments issued 14 May 2020 to:
– IFRS 3 Business Combinations: references to the Conceptual Framework;
Various	– IAS 16 Property, Plant and Equipment: Proceeds before Intended Use;	1 January 2022	1 January 2022
– IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract ; and
– Annual Improvements to IFRSs 2018-2020: IFRS 1, IFRS 9, IFRS 16 and IAS 41.

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.

Schedule of standards issued but not effective

Standards issued but not effective in 2022

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the European Union but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1

Amendments to IAS 1 Presentation of Financial Statements: - Classification of Liabilities as Current or Non-current Date (issued on 23 January 2020); - Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on 15 July 2020); and - Non-current Liabilities with Covenants (issued on 31 October 2022)

		pending	1 January 2024
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)	pending	1 January 2024
IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	1 January 2023	1 January 2023
IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estitmates (issued on 12 February 2021)	1 January 2023	1 January 2023
IAS 1	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on 12 February 2021)	1 January 2023	1 January 2023
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)	1 January 2023	1 January 2023
IFRS 17	Amendments to IFRS 17 Isurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information (issued on 9 December 2021)	1 January 2023	1 January 2023